UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Pacific Opportunities Equity Fund

	Shares	Value ($)

Common Stocks 97.5%
China 11.4%
Bank of China Ltd. "H"*	2,388,000	1,180,516
China Construction Bank "H"	4,438,000	2,603,104
China Life Insurance Co., Ltd. "H"	1,688,000	4,986,265
China Merchants Bank Co., Ltd. "H"*	1,088,000	2,349,292
China Telecom Corp., Ltd. "H"	5,479,000	2,660,606
Huaneng Power International, Inc. "H"	2,438,000	2,205,655

PetroChina Co., Ltd. "H"	3,684,000	4,544,848

(Cost $11,616,562)		20,530,286
Hong Kong 17.0%
Beijing Enterprises Holdings Ltd.	1,068,000	2,339,973
Brilliance China Automotive Holdings Ltd.*	4,388,000	920,251
Cheung Kong (Holdings) Ltd.	218,000	2,896,057
China Mobile Ltd.	289,000	2,660,217
CNOOC Ltd.	2,262,000	1,938,412
Dah Sing Banking Group Ltd.	988,000	2,449,195
Fittec International Group	4,888,000	743,039
Hang Seng Bank Ltd.	103,700	1,443,233
Hong Kong & China Gas Co., Ltd.	328,000	731,354
Hong Kong Exchanges & Clearing Ltd.	394,000	4,322,580
Hongkong Land Holdings Ltd.	391,000	1,740,712
Hutchison Whampoa Ltd.	208,000	2,077,582
Hysan Development Co., Ltd.	628,000	1,709,144
Lifestyle International Holdings Ltd.	968,000	2,919,442
Sun Hung Kai Properties Ltd.	138,000	1,683,116

(Cost $22,468,360)		30,574,307
India 9.1%
Bajaj Hindusthan Ltd.	104,800	400,976
Bharti Airtel Ltd.*	157,800	2,600,726
Grasim Industries Ltd.	38,888	2,483,425
Gujarat Ambuja Cements Ltd.	476,775	1,482,147
Infosys Technologies Ltd.	9,591	490,751
Jaiprakash Associates Ltd.	93,800	1,501,861
Mahanagar Telephone Nigam Ltd.	208,800	779,121
NTPC Ltd.	477,600	1,530,168
Parsvnath Developers Ltd.*	16,656	149,712
Reliance Industries Ltd.	45,611	1,406,660
State Bank of India	61,944	1,915,548
Tata Steel Ltd.	152,800	1,598,361

(Cost $9,901,970)		16,339,456
Indonesia 3.0%
PT Astra International Tbk	538,000	884,719
PT Bank Internasional Indonesia Tbk	40,888,000	1,010,767
PT Bank Mandiri	2,288,000	647,205
PT Indosat Tbk	2,188,000	1,443,921
PT Kawasan Industri Jababeka Tbk	60,888,000	1,113,687
PT United Tractors Tbk	488,000	361,846

(Cost $4,441,323)		5,462,145
Korea 20.2%
Amorepacific Corp.*	3,780	2,256,896
CJ Corp.	7,180	779,967
Hana Financial Group, Inc.	30,880	1,529,556
Hite Brewery Co., Ltd.	8,180	1,025,207
Hyundai Motor Co.	38,400	2,748,734
Kookmin Bank	48,810	3,887,526
Korea Electric Power Corp.	60,800	2,740,996
Korea Exchange Bank*	118,680	1,536,089
KT&G Corp.	25,488	1,548,849
LG Chem Ltd.	30,000	1,404,831

LS Industrial Systems Co., Ltd.	23,500	762,834
Pacific Corp.	8,888	1,420,359
Samsung Electro-Mechanics Co., Ltd.*	31,880	1,170,168
Samsung Electronics Co., Ltd.	13,988	8,661,005
Samsung Fire & Marine Insurance Co., Ltd.	28,000	4,718,503

(Cost $25,963,265)		36,191,520
Malaysia 6.2%
AmInvestment Group Bhd.	4,438,000	2,155,030
Bursa Malaysia Bhd.	438,000	1,382,966
EON Capital Bhd.	368,000	747,239
Magnum Corp. Bhd.	1,188,000	987,496
Telekom Malaysia Bhd.	1,188,000	3,505,647
Tenaga Nasional Bhd.	668,500	2,350,837

(Cost $9,272,259)		11,129,215
Philippines 0.9%
Metropolitan Bank & Trust Co.	1,088,000	1,313,780
PNOC Energy Development Corp.*	2,378,000	235,855

(Cost $1,076,568)		1,549,635
Singapore 9.9%
Capitaland Ltd.	448,000	1,978,359
City Developments Ltd.	250,000	2,304,952
DBS Group Holdings Ltd.	108,000	1,546,520
Singapore Exchange Ltd.	1,038,000	4,621,731
Singapore Press Holdings Ltd.	608,000	1,860,320
Singapore Telecommunications Ltd.	1,176,100	2,698,964
United Overseas Bank Ltd.	155,000	1,921,154
United Test & Assembly Center Ltd.*	1,688,000	922,886

(Cost $10,041,075)		17,854,886
Taiwan 17.2%
Catcher Technology Co., Ltd.	100,000	1,082,602
Cathay Financial Holding Co., Ltd.	1,323,695	2,945,838
China Steel Corp.	1,333,080	1,377,664
Chinatrust Financial Holding Co., Ltd.	1,274,560	1,073,359
Chungwha Telecom Co., Ltd.	928,480	1,783,363
Formosa Chemicals & Fibre Corp.	945,540	1,689,204
Formosa Plastics Corp.	648,000	1,091,100
High Tech Computer Corp.	48,600	723,452
Hon Hai Precision Industry Co., Ltd.	682,644	4,672,341
Innolux Display Corp.*	250,000	560,710
King Slide Works Co., Ltd.	153,600	819,158
Largan Precision Co., Ltd.	78,000	1,181,697
MediaTek, Inc.	240,680	2,630,882
Nan Ya Plastics Corp.	1,178,320	1,944,035
Nan Ya Printed Circuit Board Corp.	148,000	957,480
SinoPac Financial Holdings Co., Ltd.	2,021,000	1,022,753
Taiwan Semiconductor Manufacturing Co., Ltd.	2,092,801	4,325,666
Yulon Motor Co., Ltd.	901,320	1,012,207

(Cost $26,460,557)		30,893,511
Thailand 2.6%
Bangkok Bank PCL (Foreign Registered)	168,000	550,325
Krungthai Card PCL (Foreign Registered)	1,429,000	1,038,338
Land and Houses PCL (Foreign Registered)	3,888,000	775,825

Phatra Securities PCL (Foreign Registered)	658,000	547,762
Sino Thai Engineering & Construction PCL (Foreign Registered)	3,488,000	447,669
The Siam Cement PCL (Foreign Registered)	118,800	837,447
True Corp. PCL (Foreign Registered)*	3,188,000	477,053

(Cost $5,146,732)		4,674,419

Total Common Stocks (Cost $126,388,671)		175,199,380
Warrants 0.0%
Thailand
True Corp. PCL, expiration date 4/3/2008* (Cost $0)	431,146	0
Cash Equivalents 1.2%
Cash Management QP Trust, 5.31% (a) (Cost $2,118,233)	2,118,233	2,118,233
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 128,506,904)	98.7	177,317,613
Other Assets and Liabilities, Net	1.3	2,255,350

Net Assets	100.0	179,572,963

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
At January 31, 2007, the DWS Pacific Opportunities Fund had the following sector diversification:

		As a % of Common
Sector	Market Value ($)	Stocks
Financials	69,021,913	39.5%
Information Technology	26,940,982	15.4%
Telecommunication Services	18,609,618	10.6%
Materials	13,908,214	7.9%
Consumer Discretionary	13,290,691	7.6%
Utilities	9,794,865	5.6%
Industrials	8,310,923	4.7%
Energy	7,889,920	4.5%
Consumer Staples	7,432,254	4.2%
Total	175,199,380	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Pacific Opportunities Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Pacific Opportunities Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007